Property and Equipment	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	March 31, 2021	March 31, 2020
Computer and equipment	198,637	198,309
Automobiles	99,939	150,411
	298,576	348,720
less: Accumulated depreciation	(250,284)	(214,114)
Total, net	$48,292	$134,606

For the years ended March 31, 2021, 2020, and 2019 depreciation expense was $76,509, $90,977 and $101,043, respectively.